SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-6001) UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		[ ]
POST-EFFECTIVE AMENDMENT NO. 60		[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 62

[X]

VANGUARD BOND INDEX FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482 (Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) [X ] on October 12, 2011 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date) pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box: [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 12th day of October, 2011.

VANGUARD BOND INDEX FUNDS

BY:______/s/ F. William McNabb III*____________

F. William McNabb III
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	October 12, 2011
Officer
F. William McNabb III
/s/ Emerson U. Fullwood*	Trustee	October 12, 2011
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	October 12, 2011
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	October 12, 2011
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	October 12, 2011
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	October 12, 2011
F. Joseph Loughrey
/s/ André F. Perold*	Trustee	October 12, 2011
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	October 12, 2011
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	October 12, 2011
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	October 12, 2011
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683, Incorporated by Reference.

C-2

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE